Staff Costs (Tables)	12 Months Ended
Dec. 31, 2022
Staff Costs [Line Items]
Schedule of Average Number of Staff Employed Under Contracts of Service Explanatory	The average number of staff employed under contracts of service were:

	2022	2021	2020
	(number)
Research and development activities	26	25	24
Administrative activities	7	5	6
	33	30	30

Summary of Directors’ Remuneration and Other Benefits	Directors’ remuneration & other benefits

	2022	2021	2020
	(in thousands)
	£	£	£
Directors’ remuneration	1,290	1,149	1,167
Pension and other benefits	57	57	61
	1,347	1,206	1,228

Highest Paid Director [member]
Staff Costs [Line Items]
Summary of Directors’ Remuneration and Other Benefits

The above amounts for remuneration include the following in respect of the highest paid director:

	2022	2021	2020
	(in thousands)
	£	£	£
Directors’ remuneration	966	850	861
Pension and other benefits	57	57	59
	1,023	907	920

Research and Development Expenses
Staff Costs [Line Items]
Disclosure of Employee Benefit Expense

Included in research and development expenses:

	2022	2021	2020
	(in thousands)
	£	£	£
Wages and salaries	4,893	3,931	3,492
Social security costs	569	465	430
Pension costs	213	189	189
Share-based payments	3,125	3,833	2,412
	8,800	8,418	6,523

Administrative Expenses
Staff Costs [Line Items]
Disclosure of Employee Benefit Expense

Included in administrative expenses:

	2022	2021	2020
	(in thousands)
	£	£	£
Wages and salaries	1,587	1,407	1,387
Social security costs	155	136	135
Pension costs	46	40	47
Share-based payments	1,765	2,831	1,893
	3,553	4,414	3,462

Total employee benefit expense	12,353	12,832	9,985